Document and Entity Information	Nov. 07, 2023
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001723128
Document Type	8-K/A
Document Period End Date	Nov. 07, 2023
Entity Registrant Name	AMNEAL PHARMACEUTICALS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-38485
Entity Tax Identification Number	93-4225266
Entity Address, Address Line One	400 Crossing Blvd
Entity Address, City or Town	Bridgewater
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08807
City Area Code	(908)
Local Phone Number	947-3120
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, par value $0.01 per share
Trading Symbol	AMRX
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	This Form 8-K/A is filed as an amendment to the Current Report on Form 8-K filed by Amneal Pharmaceuticals, Inc. on November 8, 2023 (the “Original Form 8-K”) solely in order to file a corrected Exhibit 3.2 to the Original Form 8-K (which supersedes and replaces in its entirety Exhibit 3.2 to the Original Form 8-K). Other than such correction, there are no other changes to the Original Form 8-K.